UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2728 19th Place South, Suite 160,  Homewood, AL 35209

 (Address of principal executive offices)  (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Report (Unaudited)
February 29, 2024

MONTEAGLE FUNDS

TABLE OF CONTENTS

  February 29, 2024

Supplementary Portfolio Information.........................................................................	1
Schedule of Investments.............................................................................................	5
Statement of Assets & Liabilities...............................................................................	23
Statements of Operations............................................................................................	24
Statements of Changes in Net Assets.........................................................................	25
Financial Highlights...................................................................................................	29
Notes to Financial Statements....................................................................................	34
About your Funds' Expenses......................................................................................	47
Trustees & Officers of the Trust.................................................................................	50
Compensation of Trustees & Officers........................................................................	52
Additional Information...............................................................................................	53

MONTEAGLE SELECT VALUE FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
PulteGroup, Inc.	7.47%
D.R. Horton, Inc.	5.65%
Progressive Corp.	5.64%
Rollins, Inc.	5.37%
NRG Energy, Inc.	5.19%
Leidos Holdings, Inc.	4.30%
Willis Towers Watson PLC	3.88%
TransDigm Group, Inc.	3.81%
Nasdaq, Inc.	3.71%
DuPont de Nemours, Inc.	3.63%
48.65%

Top Ten Portfolio Industries/Investment Types	(% of Net Assets)
Utilities	14.75%
Consumer Durables & Apparel	13.66%
Healthcare Equipment & Services	11.90%
Commercial & Professional Services	9.67%
Insurance	9.52%
Capital Goods	6.61%
Technology Hardware & Equipment	3.77%
Diversified Financials	3.71%
Chemicals	3.63%
Real Estate Investment Trusts	3.35%
80.57%

Semi-Annual Report | 1

MONTEAGLE OPPORTUNITY EQUITY FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Builders FirstSource, Inc.	1.54%
CBRE Group, Inc. Class A	1.50%
Weyerhaeuser Co.	1.35%
Consolidated Edison, Inc.	1.27%
Camden Property Trust	1.25%
Cognizant Technology Solutions Corp. Class A	1.24%
Check Point Software Technology Ltd.	1.21%
Best Buy Co., Inc.	1.17%
Cummins Inc.	1.13%
Darden Restaurants, Inc.	1.13%
12.79%

Top Ten Portfolio Industries/Investment Types	(% of Net Assets)
Capital Goods	5.42%
Real Estate Investment Trusts	4.16%
Software & Services	3.90%
Banks	3.39%
Real Estate	2.45%
Services-Computer Programming Services	2.33%
Services-Prepackaged Software	2.20%
Diversified Financials	2.19%
Services-Computer Integrated Systems Design	2.12%
Services-Help Supply Services	1.99%
30.13%

Semi-Annual Report | 2

ENHANCED EQUITY INCOME FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple Inc.	5.19%
SPDR S&P 500 ETF Trust	3.94%
Dell Technologies Inc. Class C	3.67%
Prologis, Inc.	3.52%
Visa Inc. Class A	3.51%
RTX Corporation	3.34%
Mastercard, Inc. Class A	3.32%
Coca-Cola Co.	3.31%
Thermo Fisher Scientific, Inc.	3.10%
T-Mobile US, Inc.	2.92%
35.82%

Top Ten Portfolio Industries	(% of Net Assets)
Real Estate Investment Trusts	5.63%
Technology Hardware & Equipment	5.19%
Healthcare Equipment & Services	4.59%
Exchange Traded Fund	3.94%
Computers	3.67%
Software & Services	3.51%
Defense Primes	3.34%
Data & Transaction Processing	3.32%
Food, Beverage & Tobacco	3.31%
Medical Instruments & Equipment	3.10%
39.60%

Semi-Annual Report | 3

THE TEXAS FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Alkami Technology, Inc.	2.43%
Encore Wire Corporation	2.22%
IES Holdings, Inc.	2.11%
Crowdstrike Holdings, Inc. Class A	2.10%
Uranium Energy Corp.	1.89%
Wingstop Inc.	1.82%
McKesson Corporation	1.78%
Dell Technologies Inc. Class C	1.74%
TPG Inc.	1.67%
Academy Sports and Outdoors, Inc.	1.68%
19.44%

Top Ten Portfolio Industries	(% of Net Assets)
Capital Goods	13.97%
Software & Services	10.50%
Banks	8.50%
Health Care Equipment & Services	6.13%
Diversified Financials	4.70%
Consumer Services	4.36%
Oil, Gas & Consumable Fuels	4.23%
Consumer Durables & Apparel	4.11%
Chemicals	3.13%
Oil & Gas Refining & Marketing	3.06%
62.69%

Semi-Annual Report | 4

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 87.26%

Automobiles & Components - 1.55%
6,300	BorgWarner, Inc.	$ 196,119
1,260	Phinia, Inc.	43,117
		239,236
Banks - 0.71%
2,600	U.S. Bancorp	109,096

Capital Goods - 6.61%
1,650	Illinois Tool Works, Inc.	432,548
500	TransDigm Group, Inc.	588,870
		1,021,418
Chemicals - 3.63%
8,100	DuPont de Nemours, Inc.	560,439

Commercial & Professional Services - 9.67%
5,200	Leidos Holdings, Inc.	664,872
18,850	Rollins, Inc.	830,720
		1,495,592
Consumer Durables & Apparel -13.66%
5,850	D.R. Horton, Inc.	874,224
11,120	Newell Brands, Inc.	83,400
10,650	PulteGroup, Inc.	1,154,247
		2,111,871
Diversified Financials - 3.71%
10,200	Nasdaq, Inc.	573,240

Healthcare Equipment & Services - 11.90%
2,200	ABIOMED, Inc. Rights *	-
3,800	Baxter International, Inc.	155,496
4,000	Dexcom, Inc. *	460,280
700	Humana, Inc.	245,224
2,500	Medtronic PLC (Ireland)	208,400
1,550	Resmed, Inc.	269,266
2,150	Steris PLC	500,757
		1,839,423
Insurance - 9.52%
4,600	Progressive Corp.	871,976
2,200	Willis Towers Watson PLC	599,742
		1,471,718
Retailing - 1.36%
1,450	Dollar General Corp.	210,700

Semiconductors & Semiconductor Equipment - 1.99%
3,400	Micron Technology, Inc.	308,074

Software & Services - 1.77%
1,400	VeriSign, Inc. *	273,406

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

MONTEAGLE SELECT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 3.77%
5,800	Cisco Systems, Inc.	$ 280,546
3,500	IPG Photonics Corp. *	302,225
		582,771
Transportation - 2.66%
1,650	FedEx Corp.	410,800

Utilities - 14.75%
5,800	Ameren Corp.	412,902
5,900	Eversource Energy	346,330
6,000	NextEra Energy, Inc.	331,140
14,500	NRG Energy, Inc.	802,140
7,350	Xcel Energy, Inc.	387,271
		2,279,783

TOTAL FOR COMMON STOCKS (Cost $13,135,298) - 87.26%		13,487,567

REAL ESTATE INVESTMENT TRUSTS - 3.35%
1,500	American Tower Corp.	298,290
2,000	Crown Castle International Corp.	219,880

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $784,914) - 3.35%		518,170

MONEY MARKET FUND - 9.41%
1,454,104	Federated Hermes Government Obligations Fund - Institutional Class, 5.18% **	1,454,104

TOTAL FOR MONEY MARKET FUND (Cost $1,454,104) - 9.41%		1,454,104

TOTAL INVESTMENTS (Cost $15,374,316) - 100.02%		15,459,841

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(2,393)

NET ASSETS - 100.00%		$ 15,457,448

* Non-Income producing.

** 7-day yield as of February 29, 2024.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 94.47%

Agricultural Chemicals - 0.94%
13,200	ICL Group Ltd.	$ 70,752
1,600	Nutrien Ltd.	83,584
		154,336
Agricultural Products-Livestock & Animal Specialties - 0.80%
2,300	Cal-Maine Foods, Inc.	132,227

Arrangement of Transportation of Freight & Cargo - 0.54%
1,200	C.H. Robinson Worldwide, Inc.	88,896

Banks - 3.39%
2,600	Bank OZK	113,880
2,800	Cadence Bank	77,504
1,200	East West Bancorp, Inc.	87,432
2,800	Heartland Financial USA, Inc.	95,200
400	M&T Bank Corp.	55,896
2,300	NMI Holdings, Inc. Class A *	69,184
2,200	WAFD, Inc.	59,928
		559,024
Bituminous Coal & Lignite Surface Mining - 0.83%
100	Alpha Metallurgical Resources, Inc.	37,725
600	Arch Resources, Inc. Class A	99,174
		136,899
Capital Goods - 5.42%
1,000	AGCO Corp.	109,700
500	Applied Industrial Technologies, Inc.	94,945
700	Cummins, Inc.	188,027
500	EMCOR Group, Inc.	156,760
400	Huntington Ingalls Industries, Inc.	116,648
400	Snap-on, Inc. Class A *	110,264
300	Watsco, Inc. Class A	118,236
		894,580
Cement Hydraulic - 0.61%
400	Eagle Materials, Inc.	101,420

Chemicals - 1.05%
1,500	Dow, Inc.	83,820
900	LyondellBasell Industries NV Class A	90,252
		174,072
Commercial & Professional Services - 1.31%
2,300	HNI Corp.	103,063
1,400	Robert Half, Inc.	112,560
		215,623
Consumer Durables & Apparel - 0.79%
1,500	Brunswick Corp.	131,100

Containers & Packaging - 0.48%
1,400	Sonoco Products Co.	79,352

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Crude Petroleum & Natural Gas - 1.07%
4,900	Enerplus Corp.	$ 86,877
1,800	Ovintiv, Inc.	88,938
		175,815
Deep Sea Foreign Transportation of Freight - 0.68%
9,400	ZIM Integrated Shipping Services Ltd. (Israel) *	111,954

Dental Equipment & Supplies - 0.64%
5,100	Envista Holdings Corp. *	105,315

Diversified Financials - 2.19%
3,100	Lazard Ltd. Class A (Bermuda)	119,474
500	Raymond James Financial, Inc.	60,160
4,400	Synchrony Financial	181,720
		361,354
Drawing & Insulating of Nonferrous Wire - 0.62%
1,200	Belden, Inc.	102,216

Electric & Other Services Combined - 1.27%
2,400	Consolidated Edison, Inc.	209,304

Electric Services - 0.79%
2,500	Black Hills Corp.	130,075

Electric Utilities - 1.73%
2,600	ALLETE, Inc.	147,264
4,200	OGE Energy Corp.	138,222
		285,486
Electronic Components & Accessories - 0.63%
4,800	Vishay Intertechnology, Inc.	104,400

Energy Equipment & Services - 0.40%
1,900	Halliburton Co.	66,633

Food, Beverage & Tobacco - 1.61%
2,800	Archer-Daniels Midland Co.	148,708
1,000	Ingredion, Inc.	117,630
		266,338
Gas Utilities - 0.98%
2,700	ONE Gas, Inc.	160,920

Health Care Equipment & Services - 1.97%
1,000	DaVita, Inc. *	126,970
3,600	InMode Ltd. (Israel) *	79,200
300	Molina Healthcare, Inc. *	118,173
		324,343
Heavy Construction Other Than Building Construction Contractors - 0.97%
1,500	Sterling Infrastructure, Inc. *	159,960

Hotels & Motels - 0.60%
1,500	Boyd Gaming Corp.	99,195

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Industrial Trucks, Tractors, Trailors & Stackers - 0.59%
1,700	Terex Corp.	$ 97,495

Instruments For Measuring & Testing Of Electricity & Electrical Signals - 0.58%
3,000	Cohu, Inc. *	96,390

Insurance - 1.90%
800	Arch Capital Group Ltd. *	70,072
1,600	CNA Financial Corp.	70,320
1,800	The Hartford Financial Services Group, Inc.	172,512
		312,904
Investment Advice - 1.81%
9,200	Bridge Investment Group Holdings, Inc. Class A	69,000
500	Evercore, Inc. Class A	93,540
2,000	Federated Hermes, Inc.	70,460
1,700	Victory Capital Holdings, Inc. Class A	65,331
		298,331
Life Insurance - 0.43%
3,000	Manulife Financial Corp.	71,220

Media & Entertainment - 0.21%
1,000	Warner Music Group Corp. Class A	34,930

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.74%
1,200	Oxford Industries, Inc.	121,668

Metal Shipping Barrels, Drums, Kegs & Pails - 0.47%
1,200	Greif, Inc. Class A	77,352

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.72%
700	Atkore, Inc.	118,580

Miscellaneous Manufacturing Industries - 0.74%
2,100	Brady Corp. Class A	122,388

Mobile Homes - 0.86%
1,700	Skyline Champion Corp. *	142,443

Motor Homes - 0.78%
1,800	Winnebago Industries, Inc.	129,114

Motor Vehicle Parts & Accessories - 1.62%
3,400	Gentex Corp.	124,202
1,900	Allison Transmission Holdings, Inc.	143,127
		267,329
Motorcycles, Bicycles & Parts - 0.46%
1,500	Fox Factory Holding Corp. *	75,885

National Commercial Banks - 0.98%
1,100	UMB Financial Corp.	89,771
4,700	Fulton Financial Corp.	72,380
		162,151

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Natural Gas Distribution - 0.83%
2,800	National Fuel Gas Co.	$ 136,472

Oil & Gas Field Services - 0.42%
9,300	RPC, Inc.	68,727

Oil, Gas & Consumable Fuels - 0.51%
1,600	California Resources Corp.	83,472

Operative Builders - 1.69%
1,200	M/I Homes, Inc. *	152,388
800	Meritage Homes Corp.	126,128
		278,516
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.53%
700	Zimmer Biomet Holdings, Inc.	87,052

Paper Mills - 0.24%
1,100	International Paper Co.	38,896

Petroleum Refining - 0.94%
1,100	Valero Energy Corp.	155,606

Pharmaceutical Preparations - 1.18%
10,300	Ironwood Pharmaceuticals, Inc. Class A *	97,129
3,300	Supernus Pharmaceuticals, Inc. *	98,010
		195,139
Pharmaceuticals, Biotechnology & Life Science - 0.67%
800	Agilent Technologies, Inc.	109,888

Printed Circuit Boards - 1.40%
1,100	Plexus Corp. *	103,840
2,000	Sanmina Corp. *	126,400
		230,240
Pumps & Pumping Equipment - 0.71%
500	Idex Corp.	117,950

Radio Telephone Communications - 0.38%
3,600	TELUS Corp.	62,784

Real Estate - 2.45%
2,700	CBRE Group, Inc. Class A *	248,103
1,600	Innovative Industrial Properties, Inc.	156,784
		404,887
Retail-Catalog & Mail-Order Houses - 0.80%
700	Insight Enterprises, Inc. *	131,600

Retail-Eating Places - 1.80%
4,000	Bloomin' Brands, Inc.	108,720
1,100	Darden Restaurants, Inc.	187,781
		296,501
Retail-Grocery Stores - 0.56%
4,600	Albertsons Cos., Inc. Class A	93,288

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Retail-Jewelry Stores - 0.99%
1,600	Signet Jewelers Ltd. (Bermuda)	$ 162,816

Retail-Lumber & Other Building Materials Dealer - 1.54%
1,300	Builders FirstSource, Inc. *	253,734

Retail-Miscellaneous Shopping Goods Stores - 1.70%
2,100	Academy Sports & Outdoors, Inc.	156,912
2,200	The ODP Corp. *	124,256
		281,168
Retail-Variety Stores - 0.71%
1,600	BJ's Wholesale Club Holdings, Inc. *	116,864

Retailing - 1.81%
2,400	Best Buy Co., Inc.	194,112
700	Genuine Parts Co.	104,482
		298,594
Rolling Drawing & Extruding Of Nonferrous Metals - 1.72%
600	Encore Wire Corp.	144,600
2,700	Mueller Industries, Inc.	138,726
		283,326
Rubber & Plastics Footwear - 1.08%
200	Deckers Outdoor Corp. *	179,118

Security Brokers, Dealers & Flotation Companies - 0.41%
900	Stifel Financial Corp.	68,274

Services-Commercial Physical & Biological Research - 1.73%
500	Charles River Laboratories International, Inc. *	127,095
400	Medpace Holdings, Inc. *	159,008
		286,103
Services-Computer Integrated Systems Design - 2.12%
300	CACI International, Inc. Class A *	112,455
2,900	Open Text Corp.	111,621
900	Science Applications International Corp.	125,964
		350,040
Services-Computer Processing & Data Preparation - 0.42%
3,100	CarGurus, Inc. Class A *	68,634

Services-Computer Programming Services - 2.33%
2,600	Cognizant Technology Solutions Corp. Class A	205,452
4,800	Doximity, Inc. Class A *	135,504
1,900	Perion Network Ltd. *	43,605
		384,561
Services-Educational Services - 0.74%
5,900	Afya Ltd. Class A (Brazil) *	121,776

Services-Engineering Services - 1.45%
1,300	AECOM	115,479
700	Tetra Tech, Inc.	124,124
		239,603

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Services-Help Supply Services - 1.99%
1,500	AMN Healthcare Services, Inc. *	$ 84,405
6,500	Cross Country Healthcare, Inc. *	118,755
1,800	Kforce, Inc.	125,352
		328,512
Services-Miscellaneous Business Services - 0.55%
1,400	Donnelley Financial Solutions, Inc. *	90,384

Services-Prepackaged Software - 2.20%
11,700	Cellebrite DI Ltd. (Israel) *	140,049
5,400	Gen Digital, Inc.	116,046
2,000	Progress Software Corp.	106,720
		362,815
Silver Ores - 0.88%
1,100	CONSOL Energy, Inc. *	94,402
900	Warrior Met Coal, Inc.	51,273
		145,675
Software & Services - 3.90%
11,200	A10 Networks, Inc.	149,072
1,250	Check Point Software Technology Ltd. (Israel) *	200,525
1,300	Dolby Laboratories, Inc. Class A	105,300
2,900	Genpact Ltd. (Bermuda)	98,600
6,500	PagSeguro Digital Ltd. Class A (Brazil) *	90,480
		643,977
Special Industry Machinery - 0.68%
1,000	Axcelis Technologies, Inc. *	112,670

Sporting & Athletic Goods - 0.70%
1,800	Acushnet Holdings Corp.	115,956

Surgical & Medical Instruments & Apparatus - 0.94%
700	TeleFlex, Inc.	155,953

Telephone & Telegraph Apparatus - 0.65%
500	Fabrinet (Cayman Islands) *	107,785

Television Broadcasting Stations - 0.40%
400	Nexstar Media Group, Inc.	66,468

Transportation - 0.75%
650	Landstar System, Inc.	123,630

Wholesale-Lumber & Other Construction Materials - 1.77%
1,100	Boise Cascade Co.	149,501
1,600	GMS, Inc. *	142,896
		292,397

TOTAL FOR COMMON STOCKS (Cost $14,282,669) - 94.47%		15,590,868

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

MONTEAGLE OPPORTUNITY EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

REAL ESTATE INVESTMENT TRUSTS - 4.16%
5,700	Brixmor Property Group, Inc.	$ 128,877
2,200	Camden Property Trust	207,856
1,000	Mid-America Apartment Communities, Inc.	125,680
6,500	Weyerhaeuser Co.	223,470
		685,883

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $692,851) - 4.16%		685,883

MONEY MARKET FUND - 1.93%
318,748	Federated Hermes Government Obligations Fund - Institutional Class, 5.18% **	318,748

TOTAL FOR MONEY MARKET FUND (Cost $318,748) - 1.93%		318,748

TOTAL INVESTMENTS (Cost $15,294,268) - 100.56%		16,595,499

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.56)%		(92,907)

NET ASSETS - 100.00%		$ 16,502,592

* Non-Income producing.

** 7-day yield as of February 29, 2024.

NV - Naamloze Vennootschap, a Dutch term for public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

MONTEAGLE ENHANCED EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 48.23%

Automobiles & Components - 2.22%
9,200	Borgwarner, Inc.	$ 286,396

Chemicals - 2.56%
5,900	Dow, Inc. (a)	329,692

Communication Services - 2.88%
5,100	Liberty Media Corp. Series C *	371,076

Computers - 3.67%
5,000	Dell Technologies, Inc. Class C	473,300

Data & Transaction Processing- 3.32%
900	Mastercard, Inc. Class A (a)	427,284

Defense Primes - 3.34%
4,800	RTX Corp.	430,416

Electric Utilities - 2.18%
5,100	NextEra Energy, Inc.	281,469

Food, Beverage & Tobacco - 3.31%
7,100	Coca-Cola Co.	426,142

Healthcare Equipment & Services - 4.59%
700	Humana, Inc.	245,224
700	UnitedHealth Group, Inc.	345,520
		590,744
Internet - 2.79%
2,600	Alphabet, Inc. Class A *	359,996

Medical Instruments & Equipment - 3.10%
700	Thermo Fisher Scientific, Inc. (a)	399,126

Oil & Gas - 2.65%
2,200	Cheniere Energy, Inc.	341,440

Radio Telephone Communications - 2.92%
2,300	T-Mobile US, Inc.	375,590

Software & Services - 3.51%
1,600	Visa, Inc. Class A (a)	452,224

Technology Hardware & Equipment - 5.19%
3,700	Apple, Inc.	668,775

TOTAL FOR COMMON STOCKS (Cost $6,465,854) - 48.23%		6,213,670

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

MONTEAGLE ENHANCED EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUND - 3.94%
1,000	SPDR S&P 500 ETF Trust (a)	$ 508,080
		508,080

TOTAL FOR EXCHANGE TRADED FUND (Cost $500,844) - 3.94%		508,080

REAL ESTATE INVESTMENT TRUSTS - 5.63%
3,400	Prologis, Inc.	453,118
1,300	SBA Communications Corp.	271,999
		725,117

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $770,542) - 5.63%		725,117

MONEY MARKET FUND - 8.23%
1,059,522	Federated Hermes Government Obligations Fund - Institutional Class, 5.18% (**) (***)	1,059,522

TOTAL FOR MONEY MARKET FUND (Cost $1,059,522) - 8.23%		1,059,522

TOTAL INVESTMENTS (Cost $8,796,762) - 66.03%		8,506,389

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $25,002) - (0.13)%		(16,728)

OTHER ASSETS LESS LIABILITIES - 34.10%		4,392,534

NET ASSETS - 100.00%		$12,882,195

(a) Subject to written option contracts.

* Non-Income producing.

** 7-day yield as of February 29, 2024.

*** All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $135,729 representing 1.05% of net assets.

ETF - Exchange Traded Fund

NV - Naamloze Vennootschap, a Dutch term for public limited company.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

MONTEAGLE ENHANCED EQUITY INCOME FUND

SCHEDULE OF WRITTEN OPTIONS

FEBRUARY 29, 2024 (UNAUDITED)

WRITTEN OPTIONS - (0.13)%

CALL OPTIONS - (0.13)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Dow, Inc.	Pershing, LLC	(59)	$ (336,300)	$ 57.00	3/15/2024	$ (2,832)
Mastercard, Inc. Class A •	Pershing, LLC	(9)	(432,000)	480.00	3/15/2024	(3,825)
SPDR S&P 500 ETF Trust	Pershing, LLC	(10)	(510,000)	510.00	3/15/2024	(4,040)
Thermo Fisher Scientific, Inc.	Pershing, LLC	(7)	(409,500)	585.00	3/15/2024	(3,171)
Visa, Inc. Class A	Pershing, LLC	(16)	(460,000)	287.50	3/15/2024	(2,816)
Total Call Options (Premiums Received $18,417) - (0.13)%						(16,684)

TOTAL CALL OPTIONS (Premiums Received $18,417) - (0.13)% **$ (16,684)**

PUT OPTIONS - (0.00)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Salesforce, Inc.	Pershing, LLC	(22)	$ (610,500)	$ 277.50	3/1/2024	$ (44)
Total Put Options (Premiums Received $6,585) - (0.00)%						(44)

TOTAL PUT OPTIONS (Premiums Received $6,585) - (0.00)% **$ (44)**

TOTAL WRITEN OPTIONS (Premiums Received $25,002) - (0.13)% **$ (16,728)**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 29, 2024.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

• Level 2 security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 96.96%

Automobiles - 1.14%
690	Tesla, Inc. *	$ 139,297

Automobiles & Components - 1.46%
185	Toyota Motor Corp. ADR *	44,502
2,560	XPEL, Inc. *	134,605
		179,107
Banks - 8.50%
3,590	Comerica, Inc.	177,274
845	Cullen/Frost Bankers, Inc.	91,691
665	First Financial Bankshares, Inc.	20,575
3,545	Independent Bank Group, Inc.	155,023
2,440	International Bancshares Corp. *	126,612
1,598	Mr. Cooper Group, Inc. *	113,905
1,375	Prosperity Bancshares, Inc.	85,814
2,760	South Plains Financial, Inc.	73,637
4,903	Stellar Bancorp, Inc.	116,201
4,160	Veritex Holdings, Inc.	81,661
		1,042,393
Capital Goods - 13.97%
375	Builders FirstSource, Inc. *	73,192
266	CSW Industrials, Inc.	61,284
475	Caterpillar, Inc.	158,631
456	Comfort Systems USA, Inc.	139,413
1,134	Encore Wire Corp.	273,294
2,360	IES Holdings, Inc. *	259,411
1,099	Jacobs Solutions, Inc.	161,168
1,015	Powell Industries, Inc	188,019
5,557	Quanex Building Products Corp.	192,161
352	Quanta Services, Inc.	85,012
1,525	Rush Enterprises, Inc. Class A	74,267
1,701	Thermon Group Holdings, Inc. *	46,420
		1,712,272
Chemicals - 3.13%
535	Celanese Corp. Series A	81,304
4,484	Huntsman Corp.	114,790
4,881	Kronos Worldwide, Inc.	44,368
1,031	Westlake Corp.	143,010
		383,472
Commercial & Professional Services - 1.77%
1,360	Copart, Inc. *	72,284
2,900	Ennis, Inc.	58,928
416	Waste Management, Inc.	85,550
		216,762
Construction & Engineering - 0.84%
1,163	AECOM	103,309

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Construction Materials - 2.38%
559	Eagle Materials, Inc.	$ 141,734
590	United States Lime & Mineral, Inc.	150,438
		292,172
Consumer Durables & Apparel - 4.11%
1,295	D.R. Horton, Inc.	193,525
2,359	Green Brick Partners, Inc. *	138,001
3,370	Legacy Housing Corp. *	86,676
410	LGI Homes, Inc. *	46,777
2,748	Topgolf Callaway Brands Corp. *	39,131
		504,110
Consumer Services - 4.36%
300	Biglari Holdings, Inc. Class B *	51,963
3,511	Brinker International, Inc. *	162,700
1,500	Chuy's Holdings, Inc. *	50,745
3,160	European Wax Center, Inc. Class A *	44,809
639	Wingstop, Inc.	224,321
		534,538
Diversified Financials - 4.70%
1,380	Main Street Capital Corp.	63,080
7,840	Open Lending Corp. Class A *	56,918
10,115	P10, Inc. Class A	93,766
2,750	Sixth Street Specialty Lending, Inc.	60,032
61	Texas Pacific Land Corp.	96,101
4,650	TPG, Inc. Class A	206,227
		576,124
Electric Housewares & Fans - 0.96%
940	Helen of Troy Ltd. (Bermuda) *	117,500

Energy - 0.22%
160	Marathon Petroleum Corp.	27,077

Energy Equipment & Services - 1.51%
903	Cactus, Inc. Class A	41,448
3,015	ChampionX Corp.	93,646
5,892	Select Water Solutions, Inc. Class A	50,318
		185,412
Engineering & Construction - 1.17%
1,725	Arcosa, Inc.	143,175

Financial Services - 0.50%
2,530	Capital Southwest Corp.	61,024

Food, Beverage & Tobacco - 1.96%
2,364	Darling Ingredients, Inc. *	100,021
4,701	Keurig Dr. Pepper, Inc.	140,607
		240,628

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

THE TEXAS FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Health Care Equipment & Services - 6.13%
670	Addus HomeCare Corp. *	$ 61,828
550	AMN Healthcare Services, Inc. *	30,948
821	CorVel Corp. *	200,324
595	Integer Holdings Corp. *	65,623
420	McKesson Corp.	218,992
655	Tenet Healthcare Corp. *	60,915
1,060	U.S. Physical Therapy, Inc.	112,646
		751,276
Household & Personal Products - 1.18%
1,193	Kimberly-Clark Corp.	144,556

Insurance - 1.29%
1,250	Globe Life, Inc.	158,662

Integrated Oil & Gas - 0.73%
567	Exxon Mobil Corp.	59,263
498	Occidental Petroleum Corp.	30,184
		89,447
Leisure Products - 1.02%
3,040	YETI Holdings, Inc. *	124,762

Machinery-Diversified - 0.57%
1,655	Flowserve Corp.	70,040

Media & Entertainment - 0.36%
3,875	Bumble, Inc. Class A *	44,369

Metals & Mining - 0.99%
2,255	Commercial Metals Co.	121,770

Oil & Gas - 0.29%
1,528	Sitio Royalties Corp. Class A	34,869

Oil & Gas Drilling - 0.47%
4,922	Patterson-UTI Energy, Inc.	56,948

Oil & Gas Equipment Services - 1.80%
779	Halliburton Co.	27,320
1,431	Schlumberger Ltd.	69,160
1,775	Tidewater, Inc. *	124,303
		220,783
Oil & Gas Exploration & Production - 2.57%
687	ConocoPhillips	77,315
133	Diamondback Energy, Inc.	24,275
234	EOG Resources, Inc.	26,784
2,245	Marathon Oil Corp.	54,441
400	Matador Resources Co.	25,260
1,867	Range Resources Corp.	59,035
6,917	Southwestern Energy Co. *	48,211
		315,321

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Oil & Gas Refining & Marketing - 3.06%
700	CVR Energy, Inc.	$ 23,226
2,143	HF Sinclair Corp.	118,936
1,676	Par Pacific Holdings, Inc. *	60,537
760	Phillips 66	108,308
451	Valero Energy Corp.	63,798
		374,805
Oil & Gas Storage & Transportation - 0.66%
168	Cheniere Energy, Inc.	26,074
1,394	Kinder Morgan, Inc.	24,242
311	Targa Resources Corp.	30,553
		80,869
Oil, Gas & Consumable Fuels - 4.23%
3,405	Berry Corp.	24,005
180	Chord Energy Corp.	29,241
1,895	Coterra Energy, Inc. Class A	48,853
2,700	Kinetik Holdings, Inc. Class A	95,364
910	Magnolia Oil & Gas Corp. Class A	20,639
4,363	Permian Resources Corp. Class A	67,888
35,934	Uranium Energy Corp. *	232,852
		518,842
Pharmaceuticals, Biotechnology & Life Science - 0.09%
40	Instil Bio, Inc. *	477
1,751	XBiotech, Inc. (Canada) *	10,961
		11,438
Real Estate Management & Development - 1.22%
4,430	Forestar Group, Inc. *	149,380

Retail & Wholesale-Discretionary - 1.68%
2,760	Academy Sports & Outdoors, Inc.	206,227

Retailing - 1.05%
475	Group 1 Automotive, Inc.	128,559

Semiconductors & Semiconductor Equipment - 0.47%
840	Diodes, Inc. *	57,103

Software & Services - 10.50%
12,015	Alkami Technology, Inc. *	299,774
800	Crowdstrike Holdings, Inc. Class A *	259,320
16,120	E2open Parent Holdings, Inc. Class A *	68,188
575	Nice Ltd. *	140,961
1,035	Oracle Corp.	115,589
1,580	PROS Holdings, Inc. *	56,485
1,550	Q2 Holdings, Inc. *	71,656
12,835	Sabre Corp. *	34,013
9,870	SolarWinds Corp. *	117,848
4,665	TaskUs, Inc. Class A *	62,184
140	Tyler Technologies, Inc. *	61,200
		1,287,218

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

THE TEXAS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Shares		Fair Value

Technology Hardware & Equipment - 2.27%
3,950	Applied Optoelectronics, Inc. *	$ 63,121
2,270	Dell Technologies, Inc. Class C	214,878
		277,999
Transportation - 0.98%
5,548	American Airlines Group, Inc. *	86,993
379	Kirby Corp. *	33,246
		120,239
Utilities - 0.67%
1,500	Vistra Corp.	81,810

TOTAL FOR COMMON STOCKS (Cost $8,554,188) - 96.96%		11,885,664

WARRANT - 0.09%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $18,244) *	11,619

TOTAL FOR WARRANT (Cost $0) - 0.09%		11,619

MONEY MARKET FUND - 3.28%
401,742	Federated Hermes Government Obligations Fund - Institutional Class, 5.18% **	401,742

TOTAL FOR MONEY MARKET FUND (Cost $401,742) - 3.28%		401,742

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $193,597) - 0.17%		21,000

TOTAL INVESTMENTS (Cost $9,149,527) - 100.50%		12,320,025

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50)%		(61,640)

NET ASSETS - 100.00%		$ 12,258,385

* Non-Income producing.

** 7-day yield as of February 29, 2024.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 21

THE TEXAS FUND

SCHEDULE OF PURCHASED OPTIONS

FEBRUARY 29, 2024 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 29, 2024.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

MONTEAGLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES

FEBRUARY 29, 202 (UNAUDITED)

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

 The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

MONTEAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:				
Dividends (net of $1, $2,014, $0, and $42 of foreign tax withheld)	$ 175,960	$ 176,835	$ 175,334	$ 82,368
Total Investment Income	175,960	176,835	175,334	82,368
Expenses:				
Advisory Fees	36,158	23,939	19,106	17,170
Chief Compliance Officer Fees	11,521	13,495	10,931	9,604
Trustee Fees	13,025	13,257	13,439	12,982
Operating Services Fees:				
Institutional Class	50,622	34,689	49,553	65,594
Investor Class		67,961		
ICI Membership Fees	462	1,041	413	366
Total Expenses	111,788	154,382	93,442	105,716
Net Investment Income (Loss)	64,172	22,453	81,892	(23,348)
Realized and Unrealized Gain (Loss) on Investments and Options:				
Net Realized Gain from Investments	-	27,383	798,157	244,975
Net Realized Gain (Loss) from Options	-	-	202,138	(131,982)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,218,574	586,791	(31,172)	1,004,339
Net Change in Unrealized Appreciation (Depreciation) on Options	-	-	7,145	(16,655)
Net Realized and Unrealized Gain on Investments	1,218,574	614,174	976,268	1,100,677
Net Increase in Net Assets Resulting from Operations	$ 1,282,746	$ 636,627	$ 1,058,160	$ 1,077,329

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

MONTEAGLE SELECT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) For the Six Months Ended 2/29/2024	For the Year Ended 8/31/2023
Decrease in Net Assets From Operations:		
Net Investment Income	$ 64,172	$ 74,731
Net Realized Gain (Loss) from Investments	-	(798,089)
Net Change in Unrealized Appreciation on Investments	1,218,574	781,449
Net Increase in Net Assets Resulting from Operations	1,282,746	58,091
Distributions to Shareholders from:		
Earnings	(39,223)	(683,381)
Change in Net Assets from Distributions	(39,223)	(683,381)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Institutional Class	53,692	127,003
Shares Issued on Reinvestment of Dividends		
Institutional Class	14,342	252,219
Cost of Shares Redeemed:		
Institutional Class	(86,854)	(724,596)
Net Decrease from Shareholder Activity	(18,820)	(345,374)
Net Assets:		
Net Increase (Decrease) in Net Assets	1,224,703	(970,664)
Beginning of Period/Year	14,232,745	15,203,409
End of Period/Year	$ 15,457,448	$ 14,232,745

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

MONTEAGLE OPPORTUNITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

MONTEAGLE ENHANCED EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) For the Six Months Ended 2/29/2024	For the Period Ended 8/31/2023 (a)
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income	$ 81,892	$ 94,122
Net Realized Gain from Investments	1,000,295	725,894
Net Change in Unrealized Depreciation on Investments	(24,027)	(258,072)
Net Increase in Net Assets Resulting from Operations	1,058,160	561,944
Distributions to Shareholders from:		
Earnings	(679,164)	(632,455)
Change in Net Assets from Distributions	(679,164)	(632,455)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Institutional Class	208,993	12,675,337
Shares Issued on Reinvestment of Dividends		
Institutional Class	327,081	578,283
Cost of Shares Redeemed:		
Institutional Class	(1,030,725)	(185,259)
Net Increase (Decrease) from Shareholder Activity	(494,651)	13,068,361
Net Assets:		
Net Increase (Decrease) in Net Assets	(115,655)	12,997,850
Beginning of Period	12,997,850	-
End of Period	$ 12,882,195	$ 12,997,850

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

THE TEXAS FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) For the Six Months Ended 2/29/2024	For the Year Ended 8/31/2023
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income (Loss)	$ (23,348)	$ 12,479
Net Realized Gain from Investments and Options	112,993	868,197
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	987,684	(563,762)
Net Increase in Net Assets Resulting from Operations	1,077,329	316,914
Distributions to Shareholders from:		
Earnings	(291,915)	(413,990)
Change in Net Assets from Distributions	(291,915)	(413,990)
Capital Share Transactions:		
Proceeds from Sale of Shares:		
Institutional Class	533,357	1,648,506
Shares Issued on Reinvestment of Dividends		
Institutional Class	265,930	354,317
Cost of Shares Redeemed:		
Institutional Class	(1,339,174)	(4,301,204)
Net Decrease from Shareholder Activity	(539,887)	(2,298,381)
Net Assets:		
Net Increase (Decrease) in Net Assets	245,527	(2,395,457)
Beginning of Period/Year	12,012,858	14,408,315
End of Period/Year	$ 12,258,385	$ 12,012,858

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

MONTEAGLE SELECT VALUE FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

Institutional Class Shares	(Unaudited) Six Months Ended 2/29/2024	Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Period/Year	$ 9.62	$ 10.04	$ 12.42	$ 10.23	$ 11.05	$ 13.66
Income (Loss) From Investment Operations:						
Net Investment Income *	0.04	0.05	0.02	0.06	0.15	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.83	(0.02)	(0.78)	5.55	(0.51)	(1.49)
Total from Investment Operations	0.87	0.03	(0.76)	5.61	(0.36)	(1.42)
Distributions:						
From Net Investment Income	(0.03)	(0.45)	(0.03)	(0.09)	(0.13)	(0.07)
From Net Realized Gain	-	-	(1.59)	(3.33)	(0.33)	(1.12)
Total from Distributions	(0.03)	(0.45)	(1.62)	(3.42)	(0.46)	(1.19)
Net Asset Value, at End of Period/Year	$ 10.46	$ 9.62	$ 10.04	$ 12.42	$ 10.23	$ 11.05
Total Return **	9.03% (b)	0.28%	(7.81)%	66.48%	(3.62)%	(9.76)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 15,457	$ 14,233	$ 15,203	$ 16,921	$ 11,067	$ 26,787
Ratio of Expenses to Average Net Assets	1.55% (a)	1.39%	1.40%	1.44%	1.40%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.89% (a)	0.50%	0.15%	0.52%	1.43%	0.60%
Portfolio Turnover	0% (b)	4%	47%	178%	50%	81%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH YEAR /PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

MONTEAGLE OPPORTUNITY EQUITY FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH YEAR/PERIOD.

† Formerly The Henssler Equity Fund.

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

(a) Annualized.

(b) Not Annualized.

(c) Period May 1, 2019 through August 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

MONTEAGLE ENHANCED EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

Institutional Class Shares	(Unaudited) Six Months Ended 2/29/2024	Period Ended 8/31/2023 (a)
Net Asset Value, at Beginning of Period	$ 10.00	$ 10.00
Loss From Investment Operations:		
Net Investment Income *	0.06	0.08
Net Gain on Securities (Realized and Unrealized)	0.76	0.43
Total from Investment Operations	0.82	0.51
Distributions:		
From Net Investment Income	(0.06)	(0.51)
From Net Realized Gain	(0.47)	-
Total from Distributions	(0.53)	(0.51)
Net Asset Value, at End of Period	$ 10.29	$ 10.00
Total Return **	8.54% (c)	5.21% (c)
Ratios/Supplemental Data:		
Net Assets at End of Period (Thousands)	$ 12,882	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.47% (b)	1.25% (b)
Ratio of Net Investment Income to Average Net Assets ***	1.29% (b)	1.38% (b)
Portfolio Turnover	108% (c)	124% (c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.

(b) Annualized.

(c) Not Annualized.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

THE TEXAS FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR.

Institutional Class Shares	(Unaudited) Six Months Ended 2/29/2024	Years Ended 8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019
Net Asset Value, at Beginning of Period/Year	$ 12.88	$ 12.81	$ 13.81	$ 9.73	$ 9.58	$ 11.97
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.03)	0.01	- ***	(0.05)	- ***	- ***
Net Gain (Loss) on Securities (Realized and Unrealized)	1.28	0.44	(0.28)	4.13	0.16	(2.17)
Total from Investment Operations	1.25	0.45	(0.28)	4.08	0.16	(2.17)
Distributions:						
From Net Investment Income	-	(0.02)	-	-	(0.01)	- ***
From Return of Capital	-	-	(0.15)	-	-	(0.03)
From Net Realized Gain	(0.33)	(0.36)	(0.57)	-	-	(0.19)
Total from Distributions	(0.33)	(0.38)	(0.72)	-	(0.01)	(0.22)
Net Asset Value, at End of Period/Year	$ 13.80	$ 12.88	$ 12.81	$ 13.81	$ 9.73	$ 9.58
Total Return **	9.75% (b)	3.71%	(2.37)%	41.93%	1.68%	(18.12)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 12,258	$ 12,013	$ 14,408	$ 13,974	$ 9,220	$ 9,826
Ratio of Expenses to Average Net Assets	1.83% (a)	1.66%	1.60%	1.67%	1.71%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)% (a)	0.10%	(0.03)%	(0.36)%	(0.02)%	(0.01)%
Portfolio Turnover	31% (b)	61%	56%	94%	137%	83%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024 (UNAUDITED)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Smart Diversification Fund, previously offered, was closed by the investment adviser, Park Place Capital Corporation, on November 24, 2023.

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid

Semi-Annual Report | 34

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semi-Annual Report | 35

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 29, 2024:

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 13,487,567	$ -	$13,487,567
Real Estate Investment Trusts	518,170	-	518,170
Money Market Fund	1,454,104	-	1,454,104
Totals	$ 15,459,841	$ -	$15,459,841

Opportunity Equity Fund
	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 15,590,868	$ -	$15,590,868
Real Estate Investment Trusts	685,883	-	685,883
Money Market Fund	318,748	-	318,748
Totals	$ 16,595,499	$ -	$16,595,499

Enhanced Equity Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 6,213,670	$ -	$ 6,213,670
Exchange Traded Fund	508,080	-	508,080
Real Estate Investment Trusts	725,117		725,117
Money Market Fund	1,059,522	-	1,059,522
Totals	$ 8,506,389	$ -	$ 8,506,389

Written Call Options	$ (12,859)	$ (3,825)	$ (16,684)
Written Put Options	(44)	-	(44)
Total	$ (12,903)	$ (3,825)	$ (16,728)

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 11,885,664	$ -	$11,885,664
Warrant	11,619	-	11,619
Money Market Fund	401,742	-	401,742
Purchased Options	21,000	-	21,000
Totals	$ 12,320,025	$ -	$12,320,025

(a)

As of and during the six months ended February 29, 2024, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Semi-Annual Report | 36

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 10 for additional risks associated with options transactions.

Semi-Annual Report | 37

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 29, 2024, the Texas Fund had purchased call and put options valued at $1,900 and $19,100, respectively, and the Enhanced Equity Income Fund had written call and put options valued at $16,684 and $44, respectively, which are presented as Covered Call Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the six months ended February 29, 2024 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from options	$ 202,138

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized appreciation on options	$ 7,145

Texas Fund	Call and put options purchased	Net realized loss from options	$ (131,982)

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on options	$ (16,655)

For the six months ended February 29, 2024, the Enhanced Equity Income Fund purchased no option contracts. For the six months ended February 29, 2024, the Enhanced Equity Income Fund wrote 1,789 call contracts and 733 put contracts. For the six months ended February 29, 2024, the Texas Fund purchased 800 call option contracts and 2,960 put option contracts.  For the six months ended February 29, 20024 the Texas Fund wrote no option contracts. The number of purchased contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

Semi-Annual Report | 38

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during the six months ended February 29, 2024 and the period and year ended August 31, 2023 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2024	2023	2024	2023
Select Value Fund	$ 39,223	$ 683,381	$ -	$ -
Opportunity Equity Fund	788,638	319,908	3,030,014	1,485,932
Enhanced Equity Income Fund	679,164	632,455	-	-
Texas Fund	-	16,628	291,915	397,362

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the six months ended February 29, 2024, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 29, 2024
Select Value Fund	$ 36,158	$ 6,045
Opportunity Equity Fund	23,939	3,257
Enhanced Equity Income Fund	19,106	3,066
Texas Fund	17,170	2,916

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Semi-Annual Report | 40

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the six months ended February 29, 2024, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 29, 2024
Select Value Fund	$ 50,622	$ 8,462
Opportunity Equity Fund	102,650	14,678
Enhanced Equity Income Fund	49,553	7,946
Texas Fund	65,594	10,678

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the six months ended February 29, 2024, the CCO received a total of $45,551.

Semi-Annual Report | 41

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

4. SECURITIES TRANSACTIONS

During the six months ended February 29, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ -	$ -
Opportunity Equity Fund	-	9,348,642
Enhanced Equity Income Fund	9,589,691	14,710,313
Texas Fund	1,861,043	2,706,581

There were no purchases or sales of U.S. government securities made by the Funds. The Texas Fund had purchases and sales of securities sold short aggregated $45,004 and $41,188, respectively.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2023, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gains (Losses)	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings/ (Deficit)
Select Value Fund	$(1,127,669)	$ 16,450	$ -	$(794,667)	$ -	$ -	$(1,905,886)
Opportunity Equity Fund	714,459	724,988	3,009,768	-	-	-	4,449,215
Enhanced Equity Income Fund	(258,072)	187,561	-	-	-	-	(70,511)
Texas Fund	2,176,548	-	227,553	-	(5,835)	-	2,398,266

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to the utilization of earnings and profits distributed to shareholders on redemption of shares and net operating losses resulted in reclassification for the Opportunity Equity and Texas Funds, respectively, for the fiscal year ended August 31, 2023 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Opportunity Equity Fund	$ 158,528	$ (158,528)
Texas Fund	$ 3,948	$ (3,948)

Semi-Annual Report | 42

MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Texas Fund incurred and elected to defer $5,835 of such post-December losses.

As of August 31, 2023, the following Fund had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term.

Fund	Non-Expiring Long-Term	Non-Expiring Short-Term	Total	Utilized
Select Value Fund	$ (446,745)	$ (347,922)	$ (794,667)	$ -

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2023:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 15,359,381	$ 809,936	$(1,937,605)	$(1,127,669)
Opportunity Equity Fund	24,653,219	1,764,117	(1,049,658)	714,459
Enhanced Equity Income Fund	12,291,566	170,911	(428,983)	(258,072)
Texas Fund	9,842,412	2,886,471	(709,923)	2,176,548

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2020.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2024, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of August 31, 2023
Select Value Fund	NFS, LLC	64%
Select Value Fund	Raymond James & Assoc., Inc.	33%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	35%
Enhanced Equity Income Fund	Fifth Third Bank	78%
Texas Fund	NFS, LLC	69%

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

7. CAPITAL SHARE TRANSACTIONS

Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2024
Institutional Class
Shares	5,438	(8,639)	1,463	1,477,296
Value	$ 53,692	$ (86,854)	$ 14,342

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	12,964	(73,747)	25,911	1,479,034
Value	$ 127,003	$ (724,596)	$ 252,219

Opportunity Equity Fund – Institutional Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2024
Institutional Class
Shares	63,784	(1,519,009)	235,687	1,099,289
Value	$ 348,907	$(8,686,210)	$ 1,235,403

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	191,067	(963,507)	193,063	2,318,827
Value	$ 1,114,993	$(5,673,910)	$ 1,111,894

Opportunity Equity Fund – Investor Class
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2024
Investor Class
Shares	20,913	(252,830)	551,718	2,301,549
Value	$ 106,112	$(1,257,862)	$ 2,543,417

For the fiscal year ended:
August 31, 2023
Investor Class
Shares	143,821	(241,660)	131,390	1,981,748
Value	$ 783,597	$(1,312,390)	$ 684,171

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Enhanced Equity Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2024
Institutional Class
Shares	20,349	(101,766)	33,604	1,252,368
Value	$ 208,993	$ (1,030,725)	$ 327,081

For the period January 23, 2023 through
August 31, 2023
Institutional Class
Shares	1,260,397	(18,247)	58,031	1,300,181
Value	$ 12,675,337	$ (185,259)	$ 578,283

Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the six months ended:
February 29, 2024
Institutional Class
Shares	40,433	(104,363)	19,669	888,148
Value	$ 533,357	$(1,339,174)	$ 265,930

For the fiscal year ended:
August 31, 2023
Institutional Class
Shares	131,582	(353,239)	29,033	932,409
Value	$ 1,648,506	$(4,301,204)	$ 354,317

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

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MONTEAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

10. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

11. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. SUBSEQUENT EVENTS

On March 26, 2024, the Select Value Fund declared a dividend from net investment income of $19,093, which was payable on March 27, 2024. On March 26, 2024, the Opportunity Fund Institutional Class declared a dividend from net investment income of $7,411, which was payable on March 27, 2024. On March 26, 2024, the Opportunity Fund Investor Class declared a dividend from net investment income of $1,076, which was payable on March 27, 2024. On March 26, 2024, the Enhanced Equity Income Fund declared a dividend from net investment income of $130,501, which was payable on March 27, 2024. On March 26, 2024, the Texas Fund declared a dividend from net investment income of $5,612, which was payable on March 27, 2024.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES

FEBRUARY 29, 2024 (UNAUDITED)

 We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period September 1, 2023 and held until the end of the period February 29, 2024.

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Monteagle Select Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,090.26	$8.06
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.16	$7.77

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,078.29	$9.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.76	$9.17

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by182/366 (to reflect the one-half year period).

Monteagle Opportunity Equity Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,081.49	$7.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.10	$6.82

* Expenses are equal to the Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Enhanced Equity Income Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,085.44	$7.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.37

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MONTEAGLE FUNDS

ABOUT YOUR FUNDS' EXPENSES (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Texas Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,097.49	$9.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.76	$9.17

* Expenses are equal to the Fund's annualized expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST

FEBRUARY 29, 2024 (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board of Trustees (“Trustees” or the “Board”) in compliance with the laws of the state of Delaware. The Board has three Trustees and each Trustee is a disinterested Trustee. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed. For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee.  The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

DISINTERESTED TRUSTEES
Name, Address, and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Larry J. Anderson, CPA 1948	Trustee	Since 11-29-02*	Certified Public Accountant, Anderson & West, P.C., 1985 to 2020	4	None
David J. Gruber , CPA 1963	Trustee	Since 10-21-15**	Director of Risk Advisory Services, Holbrook & Manter (CPA firm) 2016 to present; President, DJG Financial Consulting, 2007 to 2016	4

Board member for the State Teachers Retirement System of Ohio, 2018 to 2020; Independent Trustee for Asset Management Funds (4 Funds), Audit Committee Chair, Valuation Committee member from 2015 to present; Independent Trustee of Cross Shore Discovery Fund, 2014 to present; Independent Trustee of Fifth Third Funds, 2003-2012; Trustee, Oak Associates Funds, 2019 to present (7 portfolios)

Jeffrey W. Wallace, JD, CPA, CFP® 1964	Trustee	Since 10-21-15**	Senior Director of Operations, Baylor University Office of Investments, 2009 to 2021; Managing Director, Investment Operations, Finance and Legal, Baylor University, 2021 to present	4	None

*Members of the Board of Trustees that were elected by shareholders on November 29, 2002.

**Members of the Board of Trustees that were elected by shareholders on January 21, 2016.

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MONTEAGLE FUNDS

TRUSTEES & OFFICERS OF THE TRUST (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The following table provides information regarding the officers of the Trust.

EXECUTIVE OFFICERS
NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Paul B. Ordonio, JD 1967	President, CCO	Since 11-01-02

Monteagle Funds, President/CCO from 11/02 to present; Park Place Capital Corporation, CCO, 05/09 to present; Matrix Capital Group, Representative 05/09 to 10/17; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; PJO Holdings, LLC from 07/15 to present; N2Development, Counsel 01/19 to present; Neas Road Development, LLC, Member 01/27/23 to present.

Brandon M. Pokersnik, JD 1978	Secretary, AML Officer, Liquidity Risk Manager	Since 10-1-16	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.
Umberto Anastasi 1974	Treasurer, CFO	Since 10-1-16	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.

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MONTEAGLE FUNDS

COMPENSATION OF TRUSTEES & OFFICERS

FEBRUARY 29, 2024 (UNAUDITED)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

When Trustees are deemed to be affiliated with the Adviser or Sub-adviser, they will receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six months ended February 29, 2024:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$9,447	$0	$0	$9,447
David J. Gruber	$9,463	$0	$0	$9,463
Jeffrey W. Wallace	$9,298	$0	$0	$9,298

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended February 29, 2024, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Annual Renewal of the Management Services Agreement between Park Place Capital Corporation and the Monteagle Funds, and the Sub-advisory Agreements between Park Place Capital Corporation and each Fund’s Sub-adviser.

At an in-person meeting held on October 26, 2023, (the Meeting”), the Independent Trustees of the Trust met to review and discuss approving the Advisory Agreements between the Trust and the Adviser with respect to each of the Funds comprising the Trust and each of the Sub-advisory Agreements, by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio management services for each Fund, as applicable.  Accordingly, the Trustees reviewed the Advisory Agreements between the Trust on behalf of each of its Funds and Park Place Capital Corporation, the Adviser of each of the Funds, and the Sub-advisory Agreements between the Adviser and Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund; the Adviser and J. Team Financial, Inc. with respect to The Texas Fund; and the Adviser and G.W. Henssler & Associates, Ltd. with respect to the Monteagle Opportunity Equity Fund (each, a “Sub-adviser”).  The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the renewal of these Agreements.

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

In reviewing each Advisory Agreement and Sub-advisory Agreements, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”); the requirements of the 1940 Act in such matters; the fiduciary duty of Adviser with respect to Advisory and Sub-advisory Agreements and their compensation under such agreements; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. The Board received various reports from the Adviser and each Sub-adviser in advance of the Board meeting that, among other things, outlined the services provided by the Adviser and each Sub-adviser to the Funds (including the relevant personnel responsible for these services and their experience); performance information for each Fund; the advisory fees for the Funds as compared to fees charged by investment advisers to comparable funds; the expense ratio of each Fund as compared to expense ratios of comparable funds; the potential for economies of scale, if any; financial data on the Adviser and each Sub-adviser; any fall out benefits to the Adviser; and the Adviser’s and each Sub-adviser’s compliance program.

In considering the renewal of the Advisory and Sub-advisory Agreement for each Fund, the Board, at the Meeting, reviewed with the Adviser the materials provided in advance of the Meeting. The Board, which is composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Adviser, each Sub-adviser and Trust counsel. The Board applied its reasonable business judgment to determine whether each Advisory Agreement and each Sub-advisory Agreement continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to each Advisory Agreement and each Sub-advisory Agreement, the Board, exercising its reasonable business judgment, had received sufficient information to renew each Advisory Agreement and each Sub-advisory Agreement. In determining to renew the Agreements for each Fund, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together, and each Trustee may have afforded different weight to the various factors set forth below.

At the Meeting, Counsel advised the Trustees, all of which are Independent Trustees, of their statutory and fiduciary obligations in determining whether to approve the renewal of each Advisory Agreements and Sub-advisory Agreements. In connection with their consideration of these matters, the Independent Trustees, through their legal counsel, requested such information in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and as discussed during these meetings, regarding each Fund, from the Adviser and each Sub-adviser as they deemed reasonably necessary to evaluate the terms of each Advisory Agreement and Sub-advisory Agreement, and whether the Agreements continue to be in the best interests of each Fund and its shareholders, and the Adviser provided both written and oral information responsive to the Board’s requests. In particular, the Trustees requested and reviewed information provided by the Adviser and each Sub-adviser related to the following: (i) the nature, extent, and quality of the services provided, (ii) the investment performance of each Fund; (iii) the costs of the services provided and the profits realized by the Adviser and each Subadvisor from their relationship with each Fund; (iv) the financial condition of the Adviser and each Sub-advisor; (v) the extent to which economies of scale would be realized as each Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

The Trustees reviewed a variety of materials, which they received in advance of the meeting, relating to each Fund that they deemed relevant or necessary to consider in the approval process of the continuation of each Advisory Agreement and each Sub-advisory Agreement.  The materials addressed the nature, extent and quality of services provided by the Adviser and each Sub-adviser, the comparative investment performance of each Fund, the fees of each Fund, and the expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), the investment performance information for the relevant benchmark for each Fund (each, a

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MONTEAGLE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

“Fund Benchmark”), other relevant matters, and other information which was provided to the Trustees on a periodic basis throughout the year. Prior to voting on the approval of the renewals, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of each Advisory Agreement and each Sub-advisory Agreement; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.  Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the materials provided.

The following summary reflects the Board’s consideration of certain of these various factors:

Nature, Extent and Quality of the Services Provided. As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser and each Sub-adviser. In this regard, the Board considered presentations by representatives of both the Adviser and each Sub-adviser. The Board noted that the corporately reconstituted Adviser has Advised each Fund since 2020 and each Sub-adviser has managed their respective sub-advised Fund since their inception which affirms the Board’s belief that a long-term relationship with a capable, conscientious investment adviser and sub-advisers is in the best interest of the Funds and their shareholders. The Board noted the low turnover rates of the Adviser’s and each Sub-adviser’s key personnel, the overall stability of the Adviser’s and each Sub-adviser’s organization, and the experience, capability, and integrity of their senior management.  The Trustees reviewed information relating to the Adviser’s operations and personnel, noting that the Adviser is an affiliated company of a banking institution.  Among other things, the Adviser provided financial information, information about its professional staff and descriptions of its organizational and management structure. The Trustees also considered information provided periodically throughout the previous year by the Adviser in quarterly Board meetings relating to the performance of contractual obligations under each Advisory Agreement and Operating Services Agreement with each Fund. The Trustees evaluated, among other things: (i) the extent and quality of the Adviser’s oversight of the operation and management of each Fund; (ii) the Adviser’s ability to supervise the Funds’ other service providers; (iii) the extensive financial investment experience of its portfolio management personnel; and (iv) the Adviser’s compliance program. The Trustees also took into account that, in performing its functions under each Advisory Agreement, Operating Services Agreements and supervising each Sub-adviser, the Adviser provides oversight of the performance by each Sub-adviser of its obligations to each Fund, including without limitation, the analysis and review of each Fund’s investment portfolio and other compliance related matters, the review of the Sub-adviser’s investment performance with respect to its sub-advised Fund.  The Trustees noted that the Adviser prepares and presents periodic reports to the Board regarding the investment performance of each Sub-adviser and other information regarding each Sub-adviser, at such times and in such forms as the Board may reasonably request.  The Trustees noted that the Adviser performs periodic in-person and telephonic diligence meetings with representatives of each Sub-adviser; assists the Board in developing and reviewing information with respect to the annual consideration of each Sub-advisory Agreement at the request of the Board; and performs such other review and reporting functions as the Board shall reasonably request consistent with each Advisory Agreement, Operating Servies Agreement, and applicable law. The Trustees also considered the financial condition of the Adviser with respect to its ability to provide the services contractually obligated under these Agreements.

The Trustees noted that the responsibilities of the Adviser under each Agreement had not changed since the last renewal.  They further considered the following: i) the quality of the investment advisory and sub-advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; ii) the background, experience and professional ability and skill of the portfolio management personnel assigned to each Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their

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shareholders; iii) the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that neither the Adviser nor any Sub-adviser reported any material compliance matter over the last year; iv) the way each Sub-adviser sought to satisfy its obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting that each Sub-adviser provided its policies and procedures related to trading and brokerage, as well as information about average brokerage commissions paid; v) the oversight of each Fund’s investment portfolio by each Sub-adviser and the Adviser; vi) the Adviser’s and each Sub-adviser’s succession plans and business continuity plans; and vii) the coordination of services for the Funds among the service providers, Trust management and the Trustees.

Each Board member acknowledged that he had a full understanding of the contractual obligations of the Adviser and each Sub-advisor relative to their respective roles in the relationship.    The Board noted that the Advisor and each Sub-adviser has taken appropriate measures to ensure that the Fund’s investment objective, strategy and limitations are being met. The Board noted that the Advisor raised no concerns or objections to the continuation of the current Sub-advisory Agreement with each Fund’s subadvisor.

The Trustees also reviewed information relating to each Sub-adviser’s operations and personnel and the investment philosophy, strategies, and techniques (its “Investment Strategy”) used in managing the Fund for which it is contractually engaged as the Sub-adviser.  The Trustees considered specific information provided regarding the experience of the individuals at the Sub-adviser with portfolio management responsibility for its sub-advised Fund.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and each Sub-adviser, the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each Sub-adviser were satisfactory and adequate for each Fund.

Performance. In considering the investment performance of each Fund, the Trustees acknowledged that the Adviser has delegated day-to-day portfolio management to each Sub-adviser of its sub-advised Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also considered the information about the Adviser’s personnel fulfilling this role, as well as the information about each Sub-adviser investment team managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees reviewed the short- and long-term performance of each Fund against the performance of its benchmark, the peer groups of funds with similar objectives managed by other investment advisers, and the aggregated data by category.  The Trustees also noted the information about the performance of each Sub-adviser was provided by the Adviser in the materials provided throughout the prior year.

As to the Monteagle Select Value Fund, the Trustees noted that the Adviser reported that the Fund currently has $13M assets under management and that its performance year-to-date was down compared to its Large Cap Value Category Average which was up and the S&P 500 which was also up.  The Advisor also reported that the Fund’s total return figures trail its Category over the 1-, 5- 10- & 15-year periods, however it is ahead of its Category over the 3-year period.  The Trustees noted that the growth of a $100 investment in the Fund since inception would have lagged the S&P 500, comparatively and be comparatively equal to its Large-Cap Value Category.

As to the Texas Fund, the Trustees noted that the Fund, year-to-date, lagged in its Mid-Cap Blend Category and its benchmark, the S&P 500. The Trustees noted that the Fund ranks in the top quartile of funds in its category relative to the 3-year performance comparison and the Fund was in the

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bottom of funds in its category relative to the YTD, 1-, 5- and 10- years performance comparison.  The Trustees noted that the growth of a $100 investment in the Fund since inception lagged both its Mid-Cap Blend Category and the S&P 500, comparatively.

As to the Monteagle Opportunity Equity Fund, the Trustees noted that the Fund is a multi-class fund with an institutional class and an investor class.  The Trustees found that, year-to-date, the Opportunity Equity - Institutional and Investor Classes were below their category and benchmark comparative averages. The Trustees noted that year-to-date the Institutional Class ranked in the bottom quartile of funds in its category and for the 1- and 10-year reporting periods, the Fund ranked between the 3rd and 4th quartiles, and for the 3-, and 5-year reporting periods the fund ranked between the 1st and 2nd quartiles.  The Trustees also noted that the Investor Class ranked in the bottom quartile of funds in its category and for the YTD and 15-year reporting periods, the Fund ranked between the 2nd and 3rd quartiles for the 1- and 10-year reporting periods, the fund ranked in the 3rd quartile for the 3-year reporting period and the between the 1st and 2nd quartile for the 5-year reporting period.  The Trustees noted that the Institutional Class since inception had a higher annualized return of 8.89% than its category average of 8.15% and that the Investor Class since inception had a lower annualized return of 6.46% than its category average of 7.40% and its benchmark of 7.39%. The Trustees noted that the growth of a $100 investment in the Investor Class since inception lagged both its Mid-Cap Blend Category and the S&P 500, comparatively, while the Institutional Class lagged its benchmark, however, was ahead of its category.

As to the Smart Diversification Fund, the Trustees noted that the fund through the month of August was ahead in its comparative Global Allocation Category average  yet lagged compared to the Russell 1000 Index. The Trustees noted that the Fund trailed in its category and the Index over the last year, was ahead in its category average since inception and the 3-year reporting period yet lagged the benchmark during these same periods. The Trustees observed that the Fund has returned 6.96% annualized since inception which is ahead of its category average of 2.39% yet lagging the Index which reported 11.11%.  The Trustees noted that the growth of a $100 investment in the Fund since inception lagged its benchmark yet was ahead of its category, comparatively.

As to the Monteagle Enhanced Equity Income Fund, the Trustees noted that the Fund’s inception date was February 1, 2023, noting that the fund’s performance information was limited.  It did however note that the Fund was in the bottom quartile from inception and for the 6-month reporting period.  The Trustees also noted that the Fund lagged its category and its benchmark for the reporting period from inception to September 30, 3023.

After considering and discussing the performance of each of the Funds further, the Adviser’s and each Sub-adviser’s experience and the historical and comparative performance data provided, and other relevant information, the Board concluded, considering all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

Cost of Services. As to the costs of the services provided and profits realized by the Adviser and the Sub-advisers from their relationships with the Funds, the Trustees considered the overall expenses of each Fund including those associated with the Operating Services Agreement between the Adviser and each Fund, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a peer group of funds that may be considered similar. The Board was provided with information on the profitability of the Adviser and each Sub-adviser. The Board discussed with the Adviser the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the comparative adviser, the types of funds such comparative adviser manages, the comparative

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adviser’s business mix, numerous assumptions regarding allocations and the comparative adviser’s capital structure and cost of capital.

After further consideration of these elements, the Board concluded, considering all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and each Sub-adviser from its relationships with the Funds were not unreasonable.

Economies of Scale. The Trustees also considered the extent to which economies of scale would be realized if each Fund grew in its asset size and whether the advisory and sub-advisory fee levels would reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on relative to the advisory and some sub-advisory fees as scheduled for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that the Advisor is engaged by each Fund to satisfy certain operating services expenses under a separate Operating Services Agreement which also reflects a fee schedule with various breakpoints at various asset levels which is intended to benefit the shareholders.

After considering these factors, the Board concluded that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of each Fund’s shareholders as the Fund grows.

Other Benefits. The Board considered potential ancillary benefits that might be received by the Adviser and each Sub-adviser because of their relationship with the Funds. The Board considered the Adviser’s and each Sub-adviser’s business reputation resulting from being associated with the Funds. The Board concluded that the potential benefits to be derived included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser and each Sub-adviser were consistent with the types of benefits generally derived by investment managers and sub-advisers to mutual funds.

After reviewing and considering the foregoing information and other information they deemed relevant regarding these matters, the Board concluded, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

The Trustees also noted that the Adviser recommended to the Board that each of the Sub-Advisory Agreements be approved for renewal, as proposed.

Conclusion. Having requested and received such information from the Adviser and each Sub-adviser as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate the renewal of each Advisory Agreement and each Sub-Advisory Agreement, independent of the other, and as assisted by the advice of legal counsel, the Board, using their reasonable business judgment, unanimously concluded that the overall arrangement provided under the terms of each Advisory Agreement and each Sub-Advisory Agreement is a reasonable business arrangement and that the approval of each Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Trust and each Fund’s shareholders.

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THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date: May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date: May 1, 2024

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date: May 1, 2024

* Print the name and title of each signing officer under his or her signature.